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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY			14 May 2009
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 21,208,055
Form 13F Information Table Value Total: $ 128,661,367



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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03/31/2009                                          	1

USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)
 ALTERNATIVE ASSET MGMT ACQ 	COM		02149U101	 5,012,974 	 520,558 	 X
 APEX BIOVENTURES ACQ CORP 	COM		03753Q105	 2,532,406 	 326,341 	 X
 ATLAS ACQUISITION HLDGS CORP 	COM		049162100	 141,300 	 15,000 	 X
 BPW ACQUISITION CORP 		COM		055637102	 7,488 	 	 800 		 X
CAPITOL ACQUISITION CORP DEL	COM		14055E104	 1,327,086 	 139,988 	 X
CITIGROUP INC			PUT		172967951	 8,588,716 	 28,967 	 X
COLUMBUS ACQUISITION CORP	COM		198851107	 1,547,976 	 195,575 	 X
COMMSCOPE INC			PUT		203372957	 2,570 		 257 		 X
CV THERAPEUTICS INC		COM		126667104	 12,580,720 	 632,833 	 X
DISTRIBUCION Y SERVICIO D&S SA	SPONSORED ADR	254753106	 612,000 	 25,000 	 X
EMBARQ CORP			COM		29078E105	 2,066,610 	 54,600 	 X
ENTERPRISE ACQUISITION CORP	COM		29365R108	 3,292,521 	 344,406 	 X
GENENTECH INC			CALL		368710906	 17,000 	 17 		 X
GEVITY HR INC			COM		374393106	 3,191,877 	 808,070 	 X
GLOBAL BRANDS ACQUISITION CO	COM		378982102	 3,138,849 	 329,711 	 X
GLOBAL CONSUMER ACQST CORP	COM		378983100	 1,322,201 	 139,620 	 X
GSC ACQUISITION COMPANY		COM		40053G106	 2,247,975 	 232,469 	 X
HI / FN INC			COM		428358105	 2,190,973 	 553,276 	 X
HICKS ACQUISITION CO I INC	COM		429086309	 6,487,554 	 688,700 	 X
HIGHLANDS ACQUISITION CORP	COM		430880104	 747,100 	 78,725 	 X
IMAGE ENTMT INC			COM NEW		452439201	 129 		 100 		 X
KBL HEALTHCARE ACQUIS CORP I	COM		48241N107	 499,200 	 65,000 	 X
LIBERTY ACQUISITION HLDGS CO	COM		53015Y107	 3,280,296 	 373,610 	 X
MBF HEALTHCARE ACQUISITION C	COM		552650103	 6,054,018 	 740,100 	 X
MERCK & CO INC			CALL		589331907	 221,875 	 625 		 X
NITROMED INC			COM		654798503	 11,537 	 15,180 	 X
NOVA CHEMICALS CORP		COM		66977W109	 7,430,095 	 1,289,947 	 X
NRDC ACQUISITION CORP		COM		62941R102	 1,301,703 	 136,304 	 X
OCEANAUT INC			COM		675227102	 82,400 	 10,000 	 X
PETRO-CANADA			COM		71644E102	 1,329,000 	 50,000 	 X
PROSPECT ACQUISITION CORP	COM		74347T103	 79,521 	 8,406 		 X
PSS WORLD MED INC		PUT		69366A950	 1,500 		 100 		 X
ROHM & HAAS CO			CALL		775371907	 94,250 	 50 		 X
ROHM & HAAS CO			CALL		775371907	 395,000 	 1,000 		 X
SAPPHIRE INDUSTRIALS CORP	COM		80306T109	 3,597,832 	 377,527 	 X
SCHERING PLOUGH CORP		PFD CONV MAN07	806605705	 5,641,400 	 26,800 	 X
SCOPUS VIDEO NETWORKS LTD	SHS		M8260H106	 281,000 	 50,000 	 X
SFBC INTL INC			NOTE 2.250% 8/1	784121AB1	 9,862,500 	 10,000,000 	 X
SIRF TECHNOLOGY HLDGS INC	COM		82967H101	 919,841 	 399,931 	 X
SP ACQUISITION HOLDINGS INC	COM		78470A104	 4,782,455 	 502,887 	 X
SPORTS PPTYS ACQUISITION	COM		84920F107	 3,804,532 	 402,596 	 X
THINKORSWIM GROUP INC		COM		88409C105	 2,506,680 	 290,125 	 X
TRIAN ACQUISITION I CORP	COM		89582E108	 739,177 	 79,396 	 X
TRIPLECROWN ACQUISITION CORP	COM		89677G109	 704,624 	 75,200 	 X
UNITED REFINING ENERGY CORP	COM		911360105	 3,734,361 	 389,808 	 X
VICTORY ACQUISITION CORP	COM		92644D100	 6,137,505 	 619,950 	 X
WYETH				COM		983024100	 8,113,040 	 188,500 	 X




			 					$128,661,367 	21,208,055




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